Employee Retirement Plans and Postretirement Benefits Amortization Amounts Expected (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amortization of net prior service cost (gain)	$ 0.8
Amortization of actuarial net loss (gain)	(11.2)
Pension
Defined Benefit Plan Disclosure [Line Items]
Amortization of net prior service cost (gain)	0.8
Amortization of actuarial net loss (gain)	(11.1)
OPEB
Defined Benefit Plan Disclosure [Line Items]
Amortization of net prior service cost (gain)	0.0
Amortization of actuarial net loss (gain)	$ (0.1)